SEGMENT INFORMATION (Tables)	12 Months Ended
Jul. 31, 2021
Segment Reporting [Abstract]
Summarized Financial Information of Continuing Operations by Operating Segment and Corporate-Level Activity
Summarized financial information of the Company's continuing operations by operating segment is as follows:

	Fiscal Year Ended Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Net revenue:
Supply Chain	$226,256	$338,453

Operating (loss) income:
Supply Chain	$6,827	$27,952
Total segment operating (loss) income	6,827	27,952
Corporate-level activity	(8,397)	(8,449)
Total operating (loss) income	(1,570)	19,503
Total other expense	(1,428)	166
(Loss) income before income taxes	$(2,998)	$19,669
Summarized financial information of the Company's capital expenditures and depreciation expense for the Supply Chain reportable segment, is as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Capital expenditures	$1,218	$1,873
Depreciation expense	$3,403	$4,111

Total Assets of Continuing Operations

	July 31, 2021	July 31, 2020
	(In thousands)
Total assets:
Supply Chain	$101,160	$138,775
Total—segment assets	101,160	138,775
Corporate	44,278	35,922
	$145,438	$174,697

Summarized Financial Information of Net Revenue by Geographical Location	Summarized financial information of the Company's net revenue by geographic location is as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
United States	$60,743	$79,889
Mainland China	71,307	126,611
Other	94,206	131,953
	$226,256	$338,453